(Loss)/Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2023
(Loss)/Earnings Per Common Share [Abstract]
Basic and Diluted (Loss)/Earnings Per Common Share	The components of the calculation of basic and diluted (loss)/earnings per common share in each of the periods comprising the accompanying consolidated statements of comprehensive (loss)/income are as follows:

	Period ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2022	2023
Net (loss)/income and comprehensive (loss)/income	$(1,430,391)	$49,926,383	$140,636,993
Dividend on Series A Preferred Shares	—	—	(1,166,667)
Deemed dividend on Series A Preferred Shares	—	—	(2,429,275)
Undistributed earnings to non-vested participating securities	—	—	(2,805,275)
Net (loss)/income attributable to common Shareholders, basic	$(1,430,391)	$49,926,383	$134,235,776
Undistributed earnings to non-vested participating securities	—	—	2,805,275
Undistributed earnings reallocated to non-vested participating securities	—	—	(926,641)
Dividend on Series A Preferred Shares	—	—	1,166,667
Deemed dividend on Series A Preferred Shares	—	—	2,429,275
Net (loss)/income attributable to common Shareholders, diluted	$(1,430,391)	$49,926,383	$139,710,352
Weighted average number of common shares outstanding, basic	9,461,009	9,461,009	15,443,485
Effect of dilutive shares	—	33,216,240	33,216,240
Weighted average number of common shares outstanding, diluted	9,461,009	42,677,249	48,659,725
(Loss)/Earnings per common share, basic	$(0.15)	$5.28	$8.69
(Loss)/Earnings per common share, diluted	$(0.15)	$1.17	$2.87